Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information [Abstract]
Segment Information
Note 17 - Segment Information

Description of segments:

The Company's segment information has been prepared in accordance with ASC 280, "Segment Reporting." Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the CODM in deciding how to allocate resources and assess performance. The Company's CODM is its Active Chairman and Chief Executive Officer, who evaluates the Company's performance and allocates resources based on segment revenues and operating income.

The Company's reportable segments are as follows: semiconductor fabrication industry (“microelectronics”) and printed circuit boards industry (“PCB”).

Microelectronics - The semiconductor fabrication industry produces integrated circuits on silicon (or other semiconductor materials) wafers; each wafer contains numerous integrated circuits dices which are small block of semiconducting material on which a given functional circuit is fabricated.

PCB - A printed circuit board is the basic platform that supports and interconnects a broad range of electronic components, such as integrated circuit devices, resistors, capacitors, coils and the like, and enables them to operate as an electronic system. Printed circuit boards consist of traces, or lines, of conductive material, such as copper, laminated on either a rigid or a flexible insulating base.

Segment data:

The Company derives the results of its business segments directly from its internal management reporting system and by using certain allocation methods. The accounting policies the Company uses to derive business segment results are substantially the same as those the Company uses for consolidation of its financial statements. The CODM measures the performance of each business segment based on several metrics, including earnings from operations. The CODM uses these results, in part, to evaluate the performance of, and to assign resources to, each of the business segments. The Company does not allocate to its reportable segments certain operating expenses, which it manages separately at the corporate level.

The Company does not allocate any assets to segments and, therefore, no amount of assets is reported to management and disclosed in the financial information for segments. Selected operating results information for each business segment was as follows for the year ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	Revenues			Income (loss) from operations
	2016	2015	2014	2016	2015	2014
	U.S. Dollars			U.S. Dollars
PCB	30,476	30,138	30,480	(4,012)	(5,902)	(2,422)
Microelectronics	79,047	69,137	57,833	11,942	(2,671)	9,922
Total	109,523	99,275	88,313	7,930	(8,573)	7,500

The reconciliation of segment operating results information to the Company’s consolidated financial information was as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
Income (loss) from operations	7,930	(8,573)	7,500
Unallocated general and administrative expenses	885	1,216	2,056
Share-based compensation expenses	429	270	308
Financial expenses	994	1,877	1,220

Consolidated income (loss) before taxes	5,622	(11,936)	3,916

Substantially all fixed assets are located in Israel and substantially all revenues are derived from shipments to other countries. Revenues are attributable to geographic areas/countries based upon the destination of shipment of products and related services as follows:

	Year Ended December 31,
	2016	2015	2014
	U.S. Dollars
China and Hong Kong	34,276	30,158	28,526
Taiwan	27,718	24,854	17,495
Korea	16,491	13,208	8,889
Asia- Other	11,214	7,836	11,336
United States	10,563	10,219	12,518
Western Europe	5,079	5,380	5,739
Japan	4,182	7,035	3,204
Rest of the world	-	585	606

	109,523	99,275	88,313